Schedule of Warrant Liability Measured at Fair Value on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Balance	$ 1,076,766	$ 952,648
Change in fair value	(1,076,766)	124,118
Balance		$ 1,076,766